Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[1] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[1] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income[4] ($)	Adjusted Diluted EPS[5] ($)
					Total Stockholder Return[2] ($)	Peer Group Total Stockholder Return[3] ($)
2025	8,436,478	5,691,401	3,065,396	2,583,860	98	174	316.1	4.20
2024	8,278,439	3,733,008	1,967,920	1,268,683	103	171	418.9	4.17
2023	9,025,811	547,678	1,905,612	485,389	102	125	329.7	4.21
2022	7,311,953	10,442,137	2,316,841	2,831,673	132	115	443.3	4.16
2021	8,629,851	14,493,119	2,244,282	3,334,008	118	132	409.9	3.62

Company Selected Measure Name	amount
Peer Group Issuers, Footnote	The Peer Group TSR used for this calculation is based on the S&P 500 Industrial Machinery Index, which we also use for purposes of our stock performance graph in our most recent annual report on Form 10-K for the fiscal year ended October 31, 2025. The peer group TSR is calculated using the same methodology as described in footnote 2 above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 8,436,478	$ 8,278,439	$ 9,025,811	$ 7,311,953	$ 8,629,851
PEO Actually Paid Compensation Amount	5,691,401	$ 3,733,008	547,678	10,442,137	14,493,119
Adjustment To PEO Compensation, Footnote

Year	SCT Total for PEO ($)	SCT Reported Equity Award Value for PEO ($)	Equity Award Adjustments for PEO[1] ($)	Change in the Actuarial Present Value of Pension Benefits for PEO ($)	Pension Benefit Adjustments for PEO ($)	Compensation Actually Paid to PEO ($)
2025	8,436,478	(5,626,866)	2,881,789	0	0	5,691,401
2024	8,278,439	(6,369,706)	1,824,275	0	0	3,733,008
2023	9,025,811	(7,291,746)	(1,186,387)	0	0	547,678
2022	7,311,953	(4,996,891)	8,127,075	0	0	10,442,137
2021	8,629,851	(5,187,602)	11,050,870	0	0	14,493,119
1.Represents the year-over year change in the fair value of equity awards provided to the PEO as summarized below.

Year	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	4,121,067	(1,358,230)	0	118,952	0	0	2,881,789
2024	1,824,413	(3,571)	0	3,433	0	0	1,824,275
2023	2,824,764	(2,977,151)	0	(1,034,000)	0	0	(1,186,387)
2022	6,061,704	2,062,723	0	2,648	0	0	8,127,075
2021	6,964,945	2,408,829	0	1,677,096	0	0	11,050,870

Non-PEO NEO Average Total Compensation Amount	3,065,396	$ 1,967,920	1,905,612	2,316,841	2,244,282
Non-PEO NEO Average Compensation Actually Paid Amount	2,583,860	$ 1,268,683	485,389	2,831,673	3,334,008
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average SCT Total for Non-PEO NEOs ($)	Average SCT Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs[1] ($)	Average Change in the Actuarial Present Value of Pension Benefits for Non-PEO NEOs ($)	Average Pension Benefit Adjustments for Non PEO-NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,065,396	(2,150,179)	1,668,643	0	0	2,583,860
2024	1,967,920	(1,157,034)	457,797	0	0	1,268,683
2023	1,905,612	(1,297,243)	(122,980)	0	0	485,389
2022	2,316,841	(1,315,478)	1,830,310	0	0	2,831,673
2021	2,244,282	(1,020,368)	2,110,094	0	0	3,334,008
1.Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEOs as summarized below:

Year	Average Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Total Equity Award Adjustments ($)
2025	1,867,596	(210,831)	0	7,797	0	4,081	1,668,643
2024	426,285	(2,349)	0	22,961	0	10,900	457,797
2023	466,643	(327,514)	0	(120,273)	(144,551)	2,716	(122,980)
2022	1,533,967	329,900	0	(38,169)	0	5,885	1,831,583
2021	1,369,547	434,551	0	304,589	0	1,407	2,110,094

Tabular List, Table

Performance Measures
Adjusted diluted EPS
Revenue and revenue growth
Working capital as a percent of sales
Net income plus after-tax interest
Return on invested capital

Total Shareholder Return Amount	98	$ 103	102	132	118
Peer Group Total Shareholder Return Amount	174	171	125	115	132
Net Income (Loss)	$ 316,100,000	$ 418,900,000	$ 329,700,000	$ 443,300,000	$ 409,900,000
Company Selected Measure Amount	4.20	4.17	4.21	4.16	3.62
PEO Name	Richard M. Olson	Richard M. Olson	Richard M. Olson	Richard M. Olson	Richard M. Olson
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. Details on these amounts can be found in the PEO Compensation and Average Non-PEO NEO Compensation information on the following pages. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or NEOs during the applicable fiscal year.Total Shareholder Return (TSR) assumes $100 is invested as of October 31, 2020. TSR represents cumulative return over the applicable period and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.Amounts reported represent the amount of net earnings reflected in our audited consolidated financial statements for the applicable fiscal year, as reported in our annual report on Form 10-K for the fiscal year.Amounts reported represent the amount of adjusted diluted EPS, which is a non-GAAP financial measure that is calculated by taking adjusted net Earnings and dividing by diluted shares outstanding. A reconciliation of these non-GAAP measures to their most comparable GAAP measures can be found in Appendix A hereto. While we use several financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that the adjusted diluted EPS is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Note that adjusted diluted EPS for fiscal 2022 as used as a financial performance measure to link compensation actually paid to our NEOs is different than adjusted diluted EPS as presented in our earnings release since the adjusted diluted EPS used as a financial performance measure to link compensation actually paid to our NEOs reflects an adjustment of $(.04) based on defined acquisition-related adjustment events at the beginning of the fiscal year and approved by the Compensation & HR Committee.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue and revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Working capital as a percent of sales
Measure:: 4
Pay vs Performance Disclosure
Name	Net income plus after-tax interest
Measure:: 5
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,626,866)	(6,369,706)	(7,291,746)	(4,996,891)	(5,187,602)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,881,789	1,824,275	(1,186,387)	8,127,075	11,050,870
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,121,067	1,824,413	2,824,764	6,061,704	6,964,945
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,358,230)	(3,571)	(2,977,151)	2,062,723	2,408,829
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,952	3,433	(1,034,000)	2,648	1,677,096
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,150,179)	(1,157,034)	(1,297,243)	(1,315,478)	(1,020,368)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,668,643	457,797	(122,980)	1,831,583	2,110,094
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,867,596	426,285	466,643	1,533,967	1,369,547
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,831)	(2,349)	(327,514)	329,900	434,551
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,797	22,961	(120,273)	(38,169)	304,589
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(144,551)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,081	$ 10,900	$ 2,716	5,885	$ 1,407
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Previously Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,830,310